COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	6 Months Ended
Jun. 30, 2021
Commitments and Contingencies Disclosure [Abstract]
Schedule of assets pledged
Assets Pledged

(in millions of $)	June 30, 2021	December 31, 2020
Vessels and equipment, net	1,518	1,189
Investments in sales-type, direct financing leases and leaseback assets	299	675
Book value of consolidated assets pledged under ship mortgages	1,817	1,864

Schedule of assets with finance lease liabilities	Assets with finance lease liabilities

(in millions of $)	June 30, 2021	December 31, 2020
Vessels under finance lease, net	677	697
Total book value	677	697